Hartford Schroders US MidCap Opportunities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.11%)	5.59%	8.05%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	5.65%	7.35%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	7.51%	9.19%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.35%	7.90%	9.08%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	9.01%	10.11%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.75%	8.33%	9.48%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.12%	8.70%	9.81%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.37%	8.98%	10.08%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.45%	9.00%	10.12%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.50%	9.10%	10.20%
Class SDR | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.54%	9.11%	10.21%

[1]	Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
[2]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.